Credit Facilities, Long-Term Debt, and Finance Lease Obligations - Non-Recourse Debt (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Jul. 20, 2018 CAD ($)
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 3,104	$ 3,234
Borrowings		$ 3,212	$ 3,267
Bonds issued				$ 345
Non-Recourse Bonds
Disclosure of detailed information about borrowings [line items]
Interest rate			4.509%
Principal payment	$ 25
Non-Recourse Variable Rate Debt | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate		2.95%
Non-Recourse Variable Rate Debt | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate		6.03%
TransAlta OCP | Non-Recourse Bonds
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 345
TAPC Holdings | Variable Rate Bond due 2030 | Non-recourse debt | Canadian Dollar Offered Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			3.95%